Financial Instruments (Schedule of Sensitivity Analysis) (Details) - Currency risk [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Shekel/dollar [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
10% increase effect on net income (loss) and equity	$ 452	$ (1,601)
5% increase effect on net income (loss) and equity	226	(863)
5% decrease effect on net income (loss) and equity	(226)	863
10% decrease effect on net income (loss) and equity	(452)	1,601
CPI linked [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
2% increase effect on net income (loss) and equity	(13,455)	(130)
1% increase effect on net income (loss) and equity	(6,727)	(63)
1% decrease effect on net income (loss) and equity	3,346	56
2% decrease effect on net income (loss) and equity	$ 6,095	$ 112